Business segment information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	$ 24,520	$ 23,650
Ireland
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	9,039	8,241
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	3,967	3,815
U.S.
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	8,548	8,639
Rest of World
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	$ 2,966	$ 2,955